UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED DECEMBER 31, 2010

                          Check here if Amendment [ ]
                        This Amendment No.  (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	              Oppenheimer + Close, Inc.
Address:              119 West 57th Street, Suite 1515, New York, New York 10019
Form 13F File Number: 28-

===============================================================================

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Beth N. Lowson
Title: Attorney-In-Fact for Carl K. Oppenheimer,
       President of Oppenheimer + Close, Inc.
Phone: (212) 489-4527 for Carl K. Oppenheimer or (914) 220-1919 for Beth N. Lowson


Signature, Place, and Date of Signing:

Oppenheimer + Close, Inc.
  By: Mr. Carl K. Oppenheimer, President
      By: /s/ Beth N. Lowson
          Beth N. Lowson
          White Plains, New York
          February 7, 2011


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0
Form 13F Information Table Entry Total: 67
Form 13F Information Table Value Total: 109,162 (thousands)

List of Other Included Managers:  NONE

-----------------------------------------------------------------------------------------------------------------------------------

                                              FORM 13F INFORMATION TABLE
    COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5          COLUMM 6  COLUMN 7          COLUMN 8
-----------------------   ----------     ----------  --------  ---------------------  --------  --------  -------------------------
                           TITLE OF                   VALUE    SHARES OR  SH/   PUT/   INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER          CLASS          CUSIP    (x$1000)   PRN AMT    PRN   CALL   DSCRTN   MANAGERS    SOLE    SHARED   NONE
                                                                                        <F1>
-----------------------   ----------     ----------  --------  ---------  ----  ----  --------  --------  -------  ------  --------
3M CO                     COM            88579Y101   5145      59623      SH           SOLE                6520             53103
AGNICO EAGLE MINES LTD    COM            008474108   840       10950      SH           SOLE                9950             1000
ALLIED HEALTHCARE PRODS   COM            019222108   386       88095      SH           SOLE                88095
AVATAR HLDGS INC          COM            053494100   1994      100582     SH           SOLE                59568            41014
BARRICK GOLD CORP         COM            067901108   5171      97228      SH           SOLE                25408            71820
BCSB BANCORP INC          COM            055367106   383       34000      SH           SOLE                34000
BOLT TECHNOLOGY CORP      COM            097698104   1255      95300      SH           SOLE                95300
BRT REALTY TRUST          SH BEN INT NEW 055645303   606       84605      SH           SOLE                84605
CANADIAN NATL RY CO       COM            136375102   399       6000       SH           SOLE                6000
CHEVRON CORP NEW          COM            166764100   313       3435       SH           SOLE                                 3435
CISCO SYSTEMS INC         COM            17275R102   3605      178200     SH           SOLE                59940            118260
CLIFTON SVGS BANCORP INC  COM            18712Q103   260       24067      SH           SOLE                24067
CMS BANCORP INC           COM            12600U102   108       10954      SH           SOLE                10954
COLONIAL FINL SVCS INC    COM            19566B101   746       61186      SH           SOLE                61186
COMMUNITY CAP CORP SC     COM            20363C102   40        15400      SH           SOLE                15400
COMPANIA DE MINAS BUENAV  SPONSORED ADR  204448104   886       18100      SH           SOLE                18100
CONSOLID TOMOKA LAND CO   COM            210226106   473      16372       SH           SOLE                16372
CORE MARK HLDG CO INC     COM            218681104   1110     31200       SH           SOLE                31200
CPI AEROSTRUCTURES INC    COM NEW        125919308   3754     266600      SH           SOLE                266600
EAGLE BANCORP MONT INC    COM            26942G100   796      74000       SH           SOLE                74000
ENSCO PLC                 SPONSORED ADR  29358Q109   1313     24600       SH           SOLE                24200            400
ETFS GOLD TR              SHS            26922Y105   240      1700        SH           SOLE                1200             500
EVOLUTION PETROLEUM CORP  COM            30049A107   145      22200       SH           SOLE                22200
EXXON MOBIL CORP          COM            30231G102   717      9800        SH           SOLE                                 9800
FEDFIRST FINL CORP NEW    COM            31429C101   1338     97232       SH           SOLE                97232
FRIEDMAN INDS INC         COM            358435105   638      72878       SH           SOLE                72878
GOLDCORP INC NEW          COM            380956409   826      17955       SH           SOLE                16455            1500
GOLDEN ENTERPRISES        COM            381010107   126      37400       SH           SOLE                37400
GOODRICH PETE CORP        COM NEW        382410405   364      20650       SH           SOLE                20650
GRIFFIN LD & NURSERIES    CL A           398231100   372      11489       SH           SOLE                11489
HARDINGE INC              COM            412324303   1288     132210      SH           SOLE                132210
HELMERICH & PAYNE INC     COM            423452101   5162     106470      SH           SOLE                39170            67300
HOME BANCORP INC          COM            43689E107   834      60333       SH           SOLE                60333
HOPFED BANCORP INC        COM            439734104   956      106449      SH           SOLE                106449
IAMGOLD CORP              COM            450913108   858      48200       SH           SOLE                48200
INSTEEL INDS INC          COM            45774W108   1032     82612       SH           SOLE                82612
ISHARES SILVER TR         ISHARES        46428Q109   413      13700       SH           SOLE                3000             10700
JOHNSON & JOHNSON         COM            478160104   4908     79346       SH           SOLE                25035            54311
KINROSS GOLD CORP         COM NO PAR     496902404   629      33059       SH           SOLE                30059            3000
LEGACY BANCORP INC        CL A           52463G105   1307     99454       SH           SOLE                99454
LOUISIANA BANCORP INC NEW COM            54619P104   152      10400       SH           SOLE                10400
MALVERN FED BANCORP INC   COM            561410101   479      68400       SH           SOLE                68400
MARKET VECTORS ETF TR     GOLD MINER ETF 57060U100   11272    183370      SH           SOLE                139620           43750
MICROSOFT CORP            COM            594918104   4463     159850      SH           SOLE                69200            90650
NAUGATUCK VY FINL CORP    COM            639067107   362      53600       SH           SOLE                53600
NEWMONT MINING            COM            651639106   4494     73163       SH           SOLE                9155             64008
NEWPORT BANCORP INC       COM            651754103   197      16200       SH           SOLE                16200
NORTHEAST CMNTY BANCORP   COM            664112109   305      55015       SH           SOLE                55015
OBA FINANCIAL SVCS INC    COM            67424G101   1189     86495       SH           SOLE                86495
OCEAN SHORE HLDG CO NEW   COM            67501R103   1551     135463      SH           SOLE                135463
ORITANI FINL CORP DEL     COM            68633D103   1121     91600       SH           SOLE                91600
PEOPLES FEDERAL BANCSH    COM            711037101   351      27000       SH           SOLE                27000
PFIZER INC                COM            717081103   1901     108545      SH           SOLE                24345            84200
PHI INC                   COM NON VTG    69336T205   317      16800       SH           SOLE                16800
PROVIDENCE & WRCSTER RR   COM            743737108   1933     115396      SH           SOLE                115396
QUANEX BLDG PRODS         COM            747619104   341      18000       SH           SOLE                18000
SARA LEE CORP             COM            803111103   1042     59500       SH           SOLE                59500
SEACOR HOLDINGS INC       COM            811904101   5436     53770       SH           SOLE                16650            37120
SP BANCORP INC            COM            78468K106   787      84300       SH           SOLE                84300
SPDR GOLD TR              GOLD SHS       78463V107   8338     60108       SH           SOLE                43548            16560
STURM RUGER & CO INC      COM            864159108   700      45750       SH           SOLE                45750
SUPERIOR INDUSTRIES INTL  COM            868168105   5581     262985      SH           SOLE                180045           82940
TODD SHIPYARDS CORP DEL   COM            889039103   2149     95996       SH           SOLE                95996
UNITED CAPITAL CORP       COM            909912107   924      28436       SH           SOLE                28436
VILLAGE SUPERMARKET INC   CL A NEW       927107409   343      10396       SH           SOLE                10396
WAL MART STORES INC       COM            931142103   906      16300       SH           SOLE                16300
YAMANA GOLD INC           COM            98462Y100   792      61848       SH           SOLE                58495            3353

<F1>
Certain holdings reported as "Sole" under Column 6 are managed by Oppvest, LLC and Oppvest II, LLC, which are managed by the same individuals as Oppenheimer & Close, Inc. and are considered to be part of the registered investment adviser.

==============================================================================

                               POWER OF ATTORNEY


The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary Anne Mayo, Scott M. Dubowsky, Beth N. Lowson and Sean W. McDowell, each of
The Nelson Law Firm, LLC, One North Broadway, Suite 712, White Plains,
NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(f), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(f), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 7th day of February, 2011.

						By: /s/ Carl K. Oppenheimer
						   Carl K. Oppenheimer